Note 6 - Segment Information - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 4,565	$ 3,541	$ 11,880	$ 9,431
UNITED STATES
Revenue	3,496	2,354	8,978	6,783
CANADA
Revenue	1,033	1,134	2,808	2,577
Other Countries [Member]
Revenue	$ 36	$ 53	$ 94	$ 71